Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tradeweb Markets LLC | Predecessor
Revenues
Gross revenue	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties	(58,520,000)	(26,224,000)
Net revenue	504,448,000	492,180,000
Expenses
Employee compensation and benefits	248,963,000	228,584,000
Depreciation and amortization	68,615,000	80,859,000
General and administrative including from related parties of $180, $539, $719 and $740 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	33,973,000	27,392,000
Technology and communications including from related parties of $740, $2,220, $2,960 and $2,960 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	30,013,000	28,239,000
Professional fees	19,351,000	18,158,000
Occupancy including from related parties of $155, $466, $621 and $600 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	14,441,000	15,817,000
Total expenses	415,356,000	399,049,000
Operating income	89,092,000	93,131,000
Interest income including from related parties of $17, $34, $40 and $80 in the period ended December 31, 2018, September 30, 2018, December 31, 2017 and December 31, 2016, respectively	1,140,000	644,000
Interest expense from related parties	(455,000)	(1,339,000)
Income before taxes	89,777,000	92,436,000
Provision for income taxes	(6,129,000)	725,000
Net income attributable to Tradeweb Markets Inc.	$ 83,648,000	$ 93,161,000
Net income per share (Note 18)
Basic	$ 0.39	$ 0.44
Diluted	$ 0.39	$ 0.44
Weighted average number of shares outstanding
Basic	212,568,635	210,979,704
Diluted	212,568,635	210,979,704
Tradeweb Markets LLC | Predecessor | Transaction Fee Revenue
Revenues
Gross revenue	$ 267,020,000	$ 230,171,000
Tradeweb Markets LLC | Predecessor | Subscription Fee Revenue
Revenues
Gross revenue	144,409,000	141,419,000
Tradeweb Markets LLC | Predecessor | Commissions Revenue
Revenues
Gross revenue	96,745,000	91,663,000
Tradeweb Markets LLC | Predecessor | Refinitiv Market Data Fees
Revenues
Gross revenue	50,125,000	50,564,000
Tradeweb Markets LLC | Predecessor | Other
Revenues
Gross revenue	$ 4,669,000	$ 4,587,000